Related Party Transactions (Details) - USD ($)		3 Months Ended				12 Months Ended
		Nov. 30, 2020		Nov. 30, 2019		Aug. 31, 2020		Aug. 31, 2019
Related Party Transaction [Line Items]
Cash		$ 169,014		$ 168,586		$ 732,133		$ 562,467
Non-Cash		0		0		661,109	[1]	285,048
Management, consulting and accounting services		169,014		168,586		1,393,242		847,515
C.A.B Financial Services Ltd. ("CAB")
Related Party Transaction [Line Items]
Cash	[2]	67,537		65,757		$ 300,802		$ 223,280
Percentage of cash	[2]					66.00%		100.00%
Non-Cash	[2]	0		0		$ 153,065	[1]	$ 0	[1]
Percentage of non cash	[2]					34.00%		0.00%
Management, consulting and accounting services	[2]	67,537		65,757		$ 453,867		$ 223,280
M&E Services Ltd. ("M&E")
Related Party Transaction [Line Items]
Cash	[2]	31,822		29,382		$ 121,664		$ 112,377
Percentage of cash	[2]					46.00%		100.00%
Non-Cash	[2]	0		0		$ 143,886	[1]	$ 0	[1]
Percentage of non cash	[2]					54.00%		0.00%
Management, consulting and accounting services		31,822	[2]	29,382	[2]	$ 265,550	[2]	$ 112,377
Docherty Management Limited ("Docherty Management")
Related Party Transaction [Line Items]
Cash	[2]	52,579		56,730		$ 242,521		$ 195,740
Percentage of cash	[2]					47.00%		100.00%
Non-Cash	[2]	0		0		$ 275,614	[1]	$ 0	[1]
Percentage of non cash	[2]					53.00%		0.00%
Management, consulting and accounting services	[2]	52,579		56,730		$ 518,135		$ 195,740
Company controlled by a director
Related Party Transaction [Line Items]
Cash						$ 0		$ 14,932
Percentage of cash						0.00%		12.00%
Non-Cash	[1]					$ 0		$ 112,718
Percentage of non cash						0.00%		88.00%
Management, consulting and accounting services						$ 0		$ 127,650
Directors
Related Party Transaction [Line Items]
Cash		17,076		16,717		$ 67,146		$ 16,138
Percentage of cash						43.00%		9.00%
Non-Cash		0		0		$ 88,544	[1]	$ 172,330	[1]
Percentage of non cash						57.00%		91.00%
Management, consulting and accounting services		$ 17,076		$ 16,717		$ 155,690		$ 188,468

[1]	Stock Based Compensation (SBC) and Share Awards are included in the total value of the grants and awards included in expenses. In the year ended August 31, 2020 the Company granted $572,565 of option awards to officers and $88,544 awards to Directors included in Consulting expense replacing cancelled options (Note 13).
[2]	C.A.B. Financial Services is owned by the CEO of the Company, M&E Services Ltd. is owned by the CFO of the Company, and Docherty Management Limited is owned by the President of the Company.